UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Wahed Dow Jones Islamic World ETF
UMMA (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
With the backdrop of a global trade war, global ex-U.S. equities have outperformed U.S. equities markedly year to date, with UMMA up almost +11% as of May 31, 2025 above HLAL (U.S. equities) during the same period.  The administration’s lack of foresight in its economic policies have likely caused many asset allocators globally to increase their strategic weighting to  non-U.S. equities, which primarily include developed Europe, Canada, Australia, and some emerging market countries. While rhetoric between the U.S. and China has cooled down for now, uncertainty remains during this administration around knee jerk policies and mismanagement of global geopolitical tensions. As such, we expect global non-U.S. equities to contribute positively to investor returns and prove to be a strong diversifier in multi-asset class portfolios.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/06/2022)
Wahed Dow Jones Islamic World ETF NAV	6.14	1.83
MSCI AC WORLD INDEX ex USA Net (USD)	13.75	4.94
Dow Jones Islamic Market International Titans 100 Total Return Index	5.64	2.14
Bloomberg World ex US Large & Mid Cap Total Return Index	14.03	4.99
Visit https://www.wahed.com/umma for more recent performance information.
Wahed Dow Jones Islamic World ETF	PAGE 1	TSR-AR-53656F268

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$131,475,303
Number of Holdings	96
Net Advisory Fee	$735,631
Portfolio Turnover	15%
30-Day SEC Yield	1.15%
Visit https://www.wahed.com/umma for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Top Sectors	(%)
Technology	33.3%
Health Care	19.0%
Industrials	16.9%
Consumer Discretionary	9.1%
Consumer Staples	7.8%
Materials	7.5%
Energy	2.1%
Communications	1.6%
Financials	0.6%
Cash & Other	2.1%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Infineon Technologies AG	4.1%
SAP SE	3.9%
ASML Holding NV	3.7%
Nestle SA	3.5%
Roche Holding AG	3.0%
Novartis AG	2.8%
Novo Nordisk AS	2.7%
AstraZeneca PLC	2.7%
Samsung Electronics Co. Ltd.	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/umma.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed Dow Jones Islamic World ETF	PAGE 2	TSR-AR-53656F268

Wahed FTSE USA Shariah ETF
HLAL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since November 30, 2024, we’ve seen  HLAL, as U.S. equities by extension do a round trip in performance. Coming off a strong calendar year performance in 2024, it appears that U.S. equities, and HLAL by extension, have priced in all the bullish fiscal policy from the Trump administration before he took office. Performance has been muted as a result year to date.  In Q1 2025, however, much of the rhetoric around global trade tariffs turned out to be more than just campaign talking points. U.S. equities entered correction territory with major indices down as much as -20% at certain points. Eventually, however, there were exemptions and capitulations on tariffs, which ended up being a shell of the initial plans resulting in U.S. equities recovering much of the losses year to date, while still being below all time highs.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2019)
Wahed FTSE USA Shariah ETF NAV	5.91	15.45	13.99
S&P 500 TR	13.52	15.94	13.94
FTSE Shariah USA Index TR	6.39	16.09	14.61
Visit https://www.wahed.com/hlal for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Wahed FTSE USA Shariah ETF	PAGE 1	TSR-AR-53656F607

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$596,794,718
Number of Holdings	208
Net Advisory Fee	$2,716,667
Portfolio Turnover	10%
30-Day SEC Yield	0.71%
Visit https://www.wahed.com/hlal for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Top Sectors	(%)
Technology	56.4%
Health Care	11.1%
Consumer Discretionary	8.5%
Industrials	7.0%
Energy	5.4%
Consumer Staples	5.2%
Basic Materials	2.6%
Telecommunications	2.1%
Real Estate	1.3%
Cash & Other	0.4%

Top 10 Issuers	(%)
Microsoft Corp.	15.3%
Apple, Inc.	13.2%
Alphabet, Inc.	8.2%
Meta Platforms, Inc.	6.3%
Tesla, Inc.	4.2%
Exxon Mobil Corp.	2.0%
Procter & Gamble Co.	1.8%
Johnson & Johnson	1.7%
Coca-Cola Co.	1.2%
Cisco Systems, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/hlal.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed FTSE USA Shariah ETF	PAGE 2	TSR-AR-53656F607

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2025	FYE 5/31/2024
(a) Audit Fees	$33,300	$31,700
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,850	$6,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2025	FYE 5/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2025	FYE 5/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Wahed Dow Jones Islamic World ETF
(UMMA)
Wahed FTSE USA Shariah ETF
(HLAL)
Annual Financial Statements & Additional Information
May 31, 2025

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.2%
Safran SA	5,423	$1,609,305
Apparel & Textile Products - 2.9%
adidas AG	2,657	662,093
Cie Financière Richemont SA	8,823	1,663,005
Hermes International SCA	540	1,488,454
		3,813,552
Automotive - 1.9%
BYD Co. Ltd. - Class H	21,646	1,084,294
Denso Corp.	33,913	461,002
Ferrari NV	1,951	933,351
		2,478,647
Biotech & Pharmaceutical - 15.8%
AstraZeneca PLC	24,573	3,552,372
Chugai Pharmaceutical Co. Ltd.	10,239	538,081
CSL Ltd.	7,764	1,234,092
Daiichi Sankyo Co. Ltd.	31,285	832,995
GSK PLC	67,103	1,363,706
Novartis AG	32,458	3,714,960
Novo Nordisk AS – Class B	51,715	3,570,446
Otsuka Holdings Co. Ltd.	8,351	425,378
Roche Holding AG	11,582	3,742,951
Roche Holding AG – Bearer Shares	452	154,050
Sanofi SA	17,887	1,777,207
		20,906,238
Chemicals - 2.8%
Air Liquide SA	9,355	1,937,143
Givaudan SA	125	628,081
Shin-Etsu Chemical Co. Ltd.	32,172	1,034,757
		3,599,981
Commercial Support Services - 4.3%
Compass Group PLC	29,595	1,039,660
Recruit Holdings Co. Ltd.	26,536	1,597,916
RELX PLC	29,986	1,615,073
Waste Connections, Inc.	4,055	797,050
Wolters Kluwer NV	3,882	688,823
		5,738,522
Construction Materials - 0.5%
Sika AG	2,569	687,005
Diversified Industrials - 1.6%
Hitachi Ltd.	74,634	2,092,721

The accompanying notes are an integral part of these financial statements.

1

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
E-Commerce Discretionary - 1.5%
JD.com, Inc. - ADR	25,258	$818,612
PDD Holdings, Inc. - ADR(a)	12,640	1,219,886
		2,038,498
Electrical Equipment - 5.2%
ABB Ltd.	25,697	1,455,710
Assa Abloy AB - Class B	15,932	504,087
Daikin Industries Ltd.	4,700	540,209
Legrand SA	4,200	509,945
Mitsubishi Electric Corp.	34,346	691,228
Schneider Electric SE	8,899	2,236,217
Siemens Energy AG(a)	8,986	872,219
		6,809,615
Food - 3.5%
Nestle SA	43,137	4,604,850
Health Care Facilities & Services - 0.6%
Lonza Group AG	1,147	794,684
Household Products - 4.3%
Haleon PLC	133,111	742,976
L’Oreal SA	3,681	1,556,211
Reckitt Benckiser Group PLC	11,180	758,661
Unilever PLC	40,054	2,542,468
		5,600,316
Internet Media & Services - 1.6%
Meituan - Class B(a)(b)	91,717	1,614,087
Trip.com Group Ltd. - ADR	8,736	547,310
		2,161,397
IT Services - 1.6%
Capgemini SE	2,452	407,108
Fujitsu Ltd.	27,282	627,338
Infosys Ltd. - ADR	58,579	1,065,552
		2,099,998
Leisure Facilities & Services - 0.5%
Amadeus IT Group SA	7,031	585,717
Machinery - 2.4%
Atlas Copco AB - Class A	41,473	664,521
Atlas Copco AB - Class B	25,305	359,752
FANUC Corp.	14,608	391,585
Keyence Corp.	3,203	1,348,281
SMC Corp.	967	362,889
		3,127,028

The accompanying notes are an integral part of these financial statements.

2

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Medical Equipment & Devices - 2.6%
Alcon AG	8,018	$690,004
EssilorLuxottica SA	4,618	1,282,865
FUJIFILM Holdings Corp.	19,902	452,948
Hoya Corp.	5,556	659,004
Terumo Corp.	23,144	426,808
		3,511,629
Metals & Mining - 4.2%
Agnico Eagle Mines Ltd.	7,995	940,653
Barrick Mining Corp.	27,573	527,817
BHP Group Ltd.	82,441	2,029,351
Franco-Nevada Corp.	3,090	519,521
Rio Tinto Ltd.	6,471	469,163
Rio Tinto PLC	17,109	1,015,641
		5,502,146
Oil & Gas Supply Chain - 1.9%
Canadian Natural Resources Ltd.	34,223	1,037,181
Cenovus Energy, Inc.	19,879	261,400
LUKOIL PJSC - ADR(a)(c)	224	0
Suncor Energy, Inc.	20,424	724,744
Woodside Energy Group Ltd.	30,509	436,858
		2,460,183
Renewable Energy - 0.2%
Vestas Wind Systems AS	16,725	263,828
Retail - Discretionary - 2.3%
Fast Retailing Co. Ltd.	3,321	1,112,792
Industria de Diseno Textil SA	18,045	977,576
Wesfarmers Ltd.	17,966	959,879
		3,050,247
Semiconductors - 22.2%
Advantest Corp.	12,742	650,545
ASM International NV	745	405,629
ASML Holding NV	6,585	4,888,327
Disco Corp.	1,574	358,553
Infineon Technologies AG	138,837	5,402,264
SK Hynix, Inc.	8,391	1,243,719
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,194	14,923,144
Tokyo Electron Ltd.	7,575	1,207,422
		29,079,603
Software - 5.1%
Constellation Software, Inc.	313	1,132,705
Dassault Systemes SE	10,537	394,752
SAP SE	16,801	5,071,619
		6,599,076

The accompanying notes are an integral part of these financial statements.

3

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Finance - 0.6%
Experian PLC	14,773	$735,721
Technology Hardware - 4.4%
Canon, Inc.	15,431	473,961
Murata Manufacturing Co. Ltd.	29,188	431,261
NIDEC CORP	16,062	312,791
Samsung Electronics Co. Ltd.	75,356	3,069,513
Xiaomi Corp. - Class B(a)(b)	233,931	1,519,953
		5,807,479
Transportation & Logistics - 2.2%
Canadian National Railway Co.	8,892	932,950
Canadian Pacific Kansas City Ltd.	14,992	1,222,192
DSV AS	3,268	769,907
		2,925,049
TOTAL COMMON STOCKS (Cost $114,312,659)		128,683,035
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Goodman Group	32,228	682,772
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $749,219)		682,772
	Contracts
WARRANTS - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(c)(f)(g)	122	0(e)
TOTAL WARRANTS (Cost $0)		0(e)
TOTAL INVESTMENTS - 98.4% (Cost $115,061,878)		$129,365,807
Other Assets in Excess of Liabilities - 1.6%		2,109,496
TOTAL NET ASSETS - 100.0%		$131,475,303

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $3,134,040 or 2.4% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2025(Continued)
(e)	Rounds to zero.
(f)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(g)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$128,683,035	$—	$0(a)	$128,683,035
Real Estate Investment Trusts	682,772	—	—	682,772
Warrants	—	—	0(a)	0(a)
Total Investments	$129,365,807	$—	$0(a)	$129,365,807

(a)	Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of May 31, 2024	$2,464
Realized gain (loss)	—
Change in unrealized net appreciation/depreciation	(2,464)
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of May 31, 2025	$—
Change in Net unrealized appreciation/depreciation during the year for Level 3 investments held at May 31, 2025	$(2,464)

The Level 3 investments as of May 31, 2025 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.
The accompanying notes are an integral part of these financial statements.

5

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2025(Continued)
Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)

Switzerland	$18,135,300	13.8%
Japan	17,030,464	13.0
Taiwan	14,923,144	11.4
France	13,199,207	10.0
United Kingdom	12,630,556	9.6
Germany	12,008,195	9.1
Canada	8,096,214	6.2
Netherlands	5,982,778	4.5
Australia	5,812,115	4.4
China	5,036,946	3.8
Denmark	4,604,181	3.5
South Korea	4,313,232	3.3
Ireland	1,955,608	1.5
Spain	1,563,293	1.2
Sweden	1,528,361	1.2
India	1,065,552	0.8
Italy	933,351	0.7
Singapore	547,310	0.4
Russia	0	0.0
Other Assets in Excess of Liabilities	2,109,496	1.6
	$131,475,303	100.0%

The accompanying notes are an integral part of these financial statements.

6

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Automobiles and Parts - 4.4%
Aptiv PLC(a)	6,283	$419,767
Genuine Parts Co.	3,748	474,197
Tesla, Inc.(a)	72,895	25,255,202
		26,149,166
Basic Resources - 0.8%
Fastenal Co.	30,728	1,270,295
International Paper Co.	14,117	674,934
Newmont Corp.	30,255	1,595,044
Nucor Corp.	6,613	723,198
Southern Copper Corp.	2,411	219,141
Steel Dynamics, Inc.	3,587	441,452
		4,924,064
Chemicals - 1.8%
Air Products and Chemicals, Inc.	5,838	1,628,277
CF Industries Holdings, Inc.	4,607	417,901
Ecolab, Inc.	6,559	1,742,202
International Flavors & Fragrances, Inc.	6,979	534,312
Linde PLC	12,848	6,007,468
LyondellBasell Industries NV - Class A	7,056	398,593
Westlake Corp.	892	63,359
		10,792,112
Construction and Materials - 1.6%
Builders FirstSource, Inc.(a)	3,089	332,624
Carrier Global Corp.	22,597	1,608,906
CRH PLC	18,068	1,647,079
Martin Marietta Materials, Inc.	1,649	902,910
Quanta Services, Inc.	3,891	1,332,901
Trane Technologies PLC	5,960	2,564,409
Vulcan Materials Co.	3,447	913,696
		9,302,525
Consumer Products and Services - 2.4%
DR Horton, Inc.	7,763	916,500
eBay, Inc.	12,798	936,430
Electronic Arts, Inc.	6,952	999,559
Estee Lauder Cos., Inc. - Class A	6,190	414,359
Garmin Ltd.	4,136	839,484
Lennar Corp. - Class A	6,132	650,482
Lennar Corp. - Class B	297	30,086
Lululemon Athletica, Inc.(a)	3,147	996,560
NIKE, Inc. - Class B	31,405	1,902,829
Pool Corp.	994	298,786
PulteGroup, Inc.	5,648	553,673
Rollins, Inc.	7,428	425,253

The accompanying notes are an integral part of these financial statements.

7

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Products and Services - (Continued)
Take-Two Interactive Software, Inc.(a)	4,554	$1,030,479
Uber Technologies, Inc.(a)	53,767	4,525,031
		14,519,511
Energy - 5.4%
Baker Hughes Co.	25,963	961,929
Chevron Corp.	43,505	5,947,134
ConocoPhillips	34,427	2,938,344
Devon Energy Corp.	16,590	502,013
EOG Resources, Inc.	14,963	1,624,533
Expand Energy Corp.	6,140	713,038
Exxon Mobil Corp.	117,436	12,013,703
First Solar, Inc.(a)	2,812	444,521
Halliburton Co.	22,031	431,587
Hess Corp.	7,429	982,040
Marathon Petroleum Corp.	8,656	1,391,365
Occidental Petroleum Corp.	18,119	738,893
Phillips 66	10,838	1,229,896
Schlumberger NV	37,518	1,239,970
Valero Energy Corp.	8,480	1,093,666
		32,252,632
Food, Beverage and Tobacco - 2.5%
Archer-Daniels-Midland Co.	12,734	614,670
Bunge Global SA	3,542	276,807
Coca-Cola Co.	103,431	7,457,375
Corteva, Inc.	18,405	1,303,074
Keurig Dr Pepper, Inc.	31,877	1,073,299
McCormick & Co., Inc.	6,675	485,473
Mondelez International, Inc. - Class A	35,463	2,393,398
Monster Beverage Corp.(a)	18,762	1,199,830
		14,803,926
Health Care - 11.1%
Abbott Laboratories	46,032	6,148,955
Agilent Technologies, Inc.	7,722	864,246
Align Technology, Inc.(a)	2,019	365,318
Becton Dickinson & Co.	7,756	1,338,608
Biogen, Inc.(a)	3,878	503,326
BioMarin Pharmaceutical, Inc.(a)	5,015	291,221
Bio-Techne Corp.	4,145	200,618
Boston Scientific Corp.(a)	39,203	4,126,508
Cardinal Health, Inc.	6,494	1,002,933
Cooper Cos., Inc.(a)	5,262	359,289
Danaher Corp.	17,218	3,269,698
Edwards Lifesciences Corp.(a)	15,646	1,223,830
GE HealthCare Technologies, Inc.	12,235	863,057

The accompanying notes are an integral part of these financial statements.

8

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Hologic, Inc.(a)	5,891	$366,243
ICON PLC(a)	2,185	284,662
IDEXX Laboratories, Inc.(a)	2,173	1,115,531
Illumina, Inc.(a)	4,149	341,214
Insulet Corp.(a)	1,881	611,381
Intuitive Surgical, Inc.(a)	9,378	5,179,845
Johnson & Johnson	64,050	9,941,200
Labcorp Holdings, Inc.	2,231	555,452
Medtronic PLC	34,023	2,823,229
Merck & Co., Inc.	68,146	5,236,339
Pfizer, Inc.	151,093	3,549,175
Regeneron Pharmaceuticals, Inc.	2,777	1,361,508
ResMed, Inc.	3,890	952,233
Revvity, Inc.	3,232	292,237
STERIS PLC	2,689	659,370
Stryker Corp.	9,580	3,665,691
Thermo Fisher Scientific, Inc.	10,255	4,130,919
Universal Health Services, Inc. - Class B	1,524	290,093
Vertex Pharmaceuticals, Inc.(a)	6,845	3,025,832
Viatris, Inc.	32,309	283,996
West Pharmaceutical Services, Inc.	1,916	403,989
Zimmer Biomet Holdings, Inc.	5,325	490,805
		66,118,551
Industrial Goods and Services - 5.4%
3M Co.	14,626	2,169,767
Allegion PLC	2,347	334,917
Amentum Holdings, Inc.(a)	200	4,135
Axon Enterprise, Inc.(a)	1,950	1,463,202
Cintas Corp.	9,117	2,065,001
Cummins, Inc.	3,574	1,148,970
Dover Corp.	3,682	654,476
Dow, Inc.	19,015	527,476
DuPont de Nemours, Inc.	10,875	726,450
Emerson Electric Co.	15,314	1,828,185
Expeditors International of Washington, Inc.	3,690	415,974
FedEx Corp.	5,839	1,273,486
Ferguson Enterprises, Inc.	5,368	978,801
Fortive Corp.	9,322	654,311
GE Vernova, Inc.	7,271	3,439,038
Hubbell, Inc.	1,437	559,826
IDEX Corp.	2,049	370,685
Ingersoll Rand, Inc.	10,896	889,549
Jacobs Solutions, Inc.	3,304	417,295
JB Hunt Transport Services, Inc.	2,152	298,805
Johnson Controls International PLC	17,819	1,806,312

The accompanying notes are an integral part of these financial statements.

9

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Goods and Services - (Continued)
Old Dominion Freight Line, Inc.	5,106	$817,828
Packaging Corp. of America	2,385	460,710
Pentair PLC	4,447	441,054
PPG Industries, Inc.	6,210	688,068
Rockwell Automation, Inc.	3,039	958,956
Snap-on, Inc.	1,383	443,597
Stanley Black & Decker, Inc.	4,135	270,553
Trimble, Inc.(a)	6,495	462,899
United Parcel Service, Inc. - Class B	19,563	1,908,175
Veralto Corp.	6,637	670,536
Westinghouse Air Brake Technologies Corp.	4,560	922,579
WW Grainger, Inc.	1,128	1,226,768
Xylem, Inc.	6,260	789,010
Zebra Technologies Corp. - Class A(a)	1,351	391,479
		32,478,873
Media - 0.3%
Interpublic Group of Cos., Inc.	9,906	237,348
Liberty Media Corp.-Liberty Formula One - Class A(a)	617	54,370
Liberty Media Corp.-Liberty Formula One - Class C(a)	5,629	543,367
News Corp. - Class A	10,192	287,822
News Corp. - Class B	3,045	99,633
Omnicom Group, Inc.	5,152	378,363
		1,600,903
Personal Care, Drug and Grocery Stores - 2.7%
Cencora, Inc.	4,583	1,334,753
Church & Dwight Co., Inc.	6,491	638,130
Kenvue, Inc.	51,354	1,225,820
McKesson Corp.	3,367	2,422,590
Procter & Gamble Co.	62,888	10,684,043
		16,305,336
Retail - 1.3%
Burlington Stores, Inc.(a)	1,704	388,972
Dollar Tree, Inc.(a)	5,351	482,981
Ross Stores, Inc.	8,697	1,218,363
TJX Cos., Inc.	30,151	3,826,162
Tractor Supply Co.	14,205	687,522
Ulta Beauty, Inc.(a)	1,217	573,767
Williams-Sonoma, Inc.	3,283	531,058
		7,708,825
Technology - 56.4%(b)
Adobe, Inc.(a)	11,596	4,813,384
Advanced Micro Devices, Inc.(a)	43,398	4,805,461
Akamai Technologies, Inc.(a)	3,975	301,822
Alphabet, Inc. - Class A	156,266	26,837,123

The accompanying notes are an integral part of these financial statements.

10

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Alphabet, Inc. - Class C	129,046	$22,305,601
Analog Devices, Inc.	13,292	2,844,222
ANSYS, Inc.(a)	2,336	772,795
Apple, Inc.	391,663	78,665,514
Applied Materials, Inc.	21,839	3,423,263
Autodesk, Inc.(a)	5,777	1,710,685
Cadence Design Systems, Inc.(a)	7,229	2,075,229
Corning, Inc.	20,645	1,023,786
Dell Technologies, Inc. - Class C	7,352	818,057
Docusign, Inc.(a)	5,270	466,975
F5, Inc.(a)	1,545	440,912
Flex Ltd.(a)	10,191	431,079
Gartner, Inc.(a)	2,000	872,840
GLOBALFOUNDRIES, Inc.(a)	2,632	94,226
Hewlett Packard Enterprise Co.	35,259	609,275
HP, Inc.	25,162	626,534
Intel Corp.	111,155	2,173,080
International Business Machines Corp.	24,541	6,357,591
KLA Corp.	3,525	2,668,002
Lam Research Corp.	34,013	2,747,910
Marvell Technology, Inc.	22,925	1,379,856
Meta Platforms, Inc. - Class A	57,607	37,299,956
Micron Technology, Inc.	29,541	2,790,443
Microsoft Corp.	198,302	91,290,309
NetApp, Inc.	5,388	534,274
NXP Semiconductors NV	6,705	1,281,527
Okta, Inc.(a)	4,284	441,980
ON Semiconductor Corp.(a)	11,405	479,238
Palo Alto Networks, Inc.(a)	17,228	3,315,012
PTC, Inc.(a)	3,160	531,891
QUALCOMM, Inc.	29,959	4,350,047
Roper Technologies, Inc.	2,874	1,638,956
Salesforce, Inc.	24,650	6,541,370
Sandisk Corp.(a)	3,129	117,932
ServiceNow, Inc.(a)	5,493	5,553,917
Super Micro Computer, Inc.(a)	12,704	508,414
Synopsys, Inc.(a)	4,116	1,909,742
TE Connectivity PLC	8,217	1,315,295
Teradyne, Inc.	4,175	328,155
Texas Instruments, Inc.	24,428	4,466,660
Twilio, Inc. - Class A(a)	4,056	477,391
Tyler Technologies, Inc.(a)	1,129	651,422
Vertiv Holdings Co. - Class A	9,660	1,042,604
Western Digital Corp.(a)	9,323	480,601
		336,612,358

The accompanying notes are an integral part of these financial statements.

11

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - 2.0%
AT&T, Inc.	188,986	$5,253,811
Cisco Systems, Inc.	106,318	6,702,287
Juniper Networks, Inc.	8,652	310,866
		12,266,964
Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,356	210,787
Southwest Airlines Co.	3,988	133,119
United Airlines Holdings, Inc.(a)	2,202	174,938
		518,844
Utilities - 0.1%
Atmos Energy Corp.	4,119	637,127
TOTAL COMMON STOCKS (Cost $472,276,155)		586,991,717
REAL ESTATE INVESTMENT TRUSTS- 1.3%
Real Estate - 1.3%
Alexandria Real Estate Equities, Inc.	4,575	321,119
Digital Realty Trust, Inc.	8,907	1,527,729
Prologis, Inc.	24,584	2,669,822
Welltower, Inc.	16,457	2,538,986
Weyerhaeuser Co.	19,822	513,588
		7,571,244
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,138,846)		7,571,244
TOTAL INVESTMENTS - 99.6% (Cost $479,415,001)		$594,562,961
Other Assets in Excess of Liabilities - 0.4%		2,231,757
TOTAL NET ASSETS - 100.0%		$596,794,718

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$586,991,717	$—	$—	$586,991,717
Real Estate Investment Trusts	7,571,244	—	—	7,571,244
Total Investments	$594,562,961	$—	$—	$594,562,961

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

WAHED ETFs
Statements of Assets and Liabilities
May 31, 2025

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
ASSETS:
Investments, at value	$129,365,807	$594,562,961
Cash	1,736,289	1,667,047
Dividends receivable	246,042	809,947
Dividend tax reclaims receivable	197,553	3,234
Total assets	131,545,691	597,043,189
LIABILITIES:
Payable to adviser	70,388	248,471
Total liabilities	70,388	248,471
NET ASSETS	$ 131,475,303	$596,794,718
Net Assets Consists of:
Paid-in capital	$120,469,342	$502,815,915
Total distributable earnings	11,005,961	93,978,803
Total net assets	$ 131,475,303	$596,794,718
Net assets	$131,475,303	$596,794,718
Shares issued and outstanding(a)	5,150,000	11,675,000
Net asset value per share	$25.53	$51.12
Cost:
Investments, at cost	$115,061,878	$479,415,001

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

13

WAHED ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2025

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
INVESTMENT INCOME:
Dividend income	$2,236,673	$6,360,105
Dividend withholding tax reclaims	171,904	45,352
Less: Issuance fees	(2,078)	(62)
Less: Dividend withholding taxes	(432,334)	(49,084)
Total investment income	1,974,165	6,356,311
EXPENSES:
Investment advisory fee	735,631	2,716,667
Total expenses	735,631	2,716,667
Net investment income	1,238,534	3,639,644
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	940,270	6,060,903
Foreign currency translation	(37,149)	—
Net realized gain	903,121	6,060,903
Net change in unrealized appreciation (depreciation) on:
Investments	5,173,329	18,607,827
Foreign currency translation	17,446	—
Net change in unrealized appreciation (depreciation)	5,190,775	18,607,827
Net realized and unrealized gain	6,093,896	24,668,730
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,332,430	$28,308,374

The accompanying notes are an integral part of these financial statements.

14

WAHED ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Wahed Dow Jones Islamic World ETF		Wahed FTSE USA Shariah ETF
	Year Ended May 31,		Year Ended May 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,238,534	$826,491	$3,639,644	$2,476,118
Net realized gain (loss)	903,121	(1,883,064)	6,060,903	3,010,924
Net change in unrealized appreciation (depreciation)	5,190,775	11,313,776	18,607,827	58,317,487
Net increase in net assets from operations	7,332,430	10,257,203	28,308,374	63,804,529
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(975,231)	(520,101)	(3,754,182)	(1,942,537)
Total distributions to shareholders	(975,231)	(520,101)	(3,754,182)	(1,942,537)
CAPITAL TRANSACTIONS:
Creations	39,145,500	39,440,915	161,049,600	169,876,580
Redemptions	(6,200,730)	—	(40,729,658)	(22,270,655)
ETF transaction fees (See Note 4)	2,232	12,282	—	41
Net increase in net assets from capital transactions	32,947,002	39,453,197	120,319,942	147,605,966
Net increase in net assets	39,304,201	49,190,299	144,874,134	209,467,958
NET ASSETS:
Beginning of the year	92,171,102	42,980,803	451,920,584	242,452,626
End of the year	$ 131,475,303	$92,171,102	$596,794,718	$451,920,584
SHARES TRANSACTIONS
Creations	1,600,000	1,750,000	3,175,000	3,775,000
Redemptions	(250,000)	—	(800,000)	(500,000)
Total increase in shares outstanding	1,350,000	1,750,000	2,375,000	3,275,000

The accompanying notes are an integral part of these financial statements.

15

WAHED ETFs
FINANCIAL HIGHLIGHTS
WAHED DOW JONES ISLAMIC WORLD ETF

	Year Ended May 31,			Period Ended May 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$24.26	$20.97	$20.70	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.30	0.31	0.25
Net realized and unrealized gain (loss) on investments(c)	1.21	3.18	0.30	(4.44)
Total from investment operations	1.48	3.48	0.61	(4.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.19)	(0.34)	(0.13)
Total distributions	(0.21)	(0.19)	(0.34)	(0.13)
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.02
Net asset value, end of period	$25.53	$24.26	$20.97	$20.70
Total return(e)	6.14%	16.66%	3.20%	−16.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$131,475	$92,171	$42,981	$32,077
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(f)	1.09%	1.34%	1.56%	2.91%
Portfolio turnover rate(e)(g)	15%	11%	11%	8%

(a)	The Fund commenced operations on January 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

WAHED ETFs
FINANCIAL HIGHLIGHTS
WAHED FTSE USA SHARIAH ETF

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$48.59	$40.24	$38.50	$36.50	$26.00
INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.33	0.40	0.40	0.36
Net realized and unrealized gain on investments(b)	2.54	8.28	1.74	1.96	10.44
Total from investment operations	2.88	8.61	2.14	2.36	10.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.26)	(0.40)	(0.36)	(0.30)
Total distributions	(0.35)	(0.26)	(0.40)	(0.36)	(0.30)
ETF transaction fees per share	—	0.00(c)	—	—	—
Net asset value, end of year	$51.12	$48.59	$40.24	$38.50	$36.50
Total return	5.91%	21.47%	5.70%	6.43%	41.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$596,795	$451,921	$242,453	$167,486	$109,505
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.67%	0.73%	1.10%	1.01%	1.08%
Portfolio turnover rate(d)	10%	7%	29%	16%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025
1. ORGANIZATION
The Wahed Dow Jones Islamic World ETF (“UMMA”) and Wahed FTSE USA Shariah ETF (“HLAL”) (each a “Fund” and collectively, the “Funds”) are diversified and non-diversified series, respectively, of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
UMMA is an actively-managed ETF. The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, and is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines.
HLAL is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions;

18

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of May 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

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WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2025, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2025,

20

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal year. At May 31, 2025, the Funds’ fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of UMMA’s average daily net assets and at an annual rate of 0.50% of HLAL’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) serves as each Fund’s distributor pursuant to an ETF Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change

21

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is as follows:

Wahed Dow Jones Islamic World ETF	$2,000
Wahed FTSE USA Shariah ETF	500

An additional variable fee, payable to the Funds, of up to 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Year Ended May 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF	$975,231	$ —
Wahed FTSE USA Shariah ETF	3,754,182	—

	Fiscal Year Ended May 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF	$520,101	$ —
Wahed FTSE USA Shariah ETF	1,942,537	—

(1)	Ordinary income may include short-term capital gains.

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WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
At May 31, 2025, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
Federal Tax Cost of Investments	$116,493,260	$490,270,096
Gross Tax Unrealized Appreciation	$22,067,027	$140,058,055
Gross Tax Unrealized Depreciation	(9,177,446)	(35,765,190)
Net Tax Unrealized Appreciation (Depreciation)	12,889,581	104,292,865
Undistributed Ordinary Income	1,133,413	809,672
Other Accumulated Gain (Loss)	(3,017,033)	(11,123,734)
Total Distributable Earnings / (Accumulated Losses)	$11,005,961	$93,978,803

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and passive foreign investment companies.
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At May 31, 2025, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Wahed Dow Jones Islamic World ETF	$ —	$—	$3,017,033
Wahed FTSE USA Shariah ETF	—	7,875,444	3,248,290

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended May 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Wahed Dow Jones Islamic World ETF	$(1,490,839)	$1,490,839
Wahed FTSE USA Shariah ETF	(10,745,460)	10,745,460

6. INVESTMENT TRANSACTIONS
During the year ended May 31, 2025, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed Dow Jones Islamic World ETF	$2,192,868	$(599,692)
Wahed FTSE USA Shariah ETF	13,192,347	(1,783,212)

23

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended May 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed Dow Jones Islamic World ETF	$18,169,479	$17,352,367	$36,589,470	$5,440,768
Wahed FTSE USA Shariah ETF	51,583,646	52,265,975	158,399,409	37,974,805

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. NEW ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On June 26, 2025, the Funds paid a distribution to shareholders of record on June 25, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed Dow Jones Islamic World ETF	$0.0083	$42,745
Wahed FTSE USA Shariah ETF	0.0230	268,525

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that need to be recorded or disclosed in the Funds’ financial statements.

24

Wahed ETFs
REPORT OF INDEPENDENT PUBLIC ACCOUNTING FIRM
To the Shareholders of Wahed ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wahed Dow Jones Islamic World ETF and Wahed FTSE USA Shariah ETF (the “Funds”), each a series of Listed Funds Trust, as of May 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Wahed Dow Jones Islamic World ETF	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025, 2024, 2023 and for the period from January 7, 2022 (commencement of operations) through May 31, 2022
Wahed FTSE USA Shariah ETF	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2025

25

WAHED ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
May 31, 2025 (Unaudited)
At meetings held on November 18, 2024 (the “November Meeting”) and December 3 and 4, 2024 (the “December Meeting” and together with the November Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Wahed Invest LLC (the “Adviser”) and the Trust, on behalf of Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF (each, a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the December Meeting representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about each Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the December Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.

26

WAHED ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
May 31, 2025 (Unaudited)(Continued)
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended September 30, 2024 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
Wahed FTSE USA Shariah ETF: The Board noted that, for each of the one-year period ended September 30, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Index, but outperformed it for the three-year and since inception periods. The Board also noted that, for each of the one-year and five-year periods ended September 30, 2024, the Fund underperformed the average of its Peer Group and but outperformed the average of its Peer Group for the three-year period. The Board also noted that while the Fund underperformed the average of its Category Peer Group for the one-year period ended September 30, 2024, it outperformed the average of its Category Peer Group for the three- and five-year periods. The Board also noted that the Fund performed within the range of the funds in its Selected Peer Group for the same one-, three- and five-year periods.
Wahed Dow Jones Islamic World ETF: The Board noted that, for the one-year period ended September 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg World ex US Large & Mid Cap Total Return Index, but underperformed it for the since-inception period. The Board also noted that, for the one-year period ended September 30, 2024, the Fund outperformed the average of its Peer Group and Category Peer Group. The Board also noted that the Fund outperformed the fund it its Selected Peer Group with at least one-year of performance for the same one-year period.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Wahed FTSE USA Shariah ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but was within the range of funds included in the Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Wahed Dow Jones Islamic World ETF: The Board noted that the management fee for the Fund was slightly higher than the average of its Peer Group and lower than the median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

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WAHED ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
May 31, 2025 (Unaudited)(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

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WAHED ETFs
ADDITIONAL INFORMATION
May 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements.
TAX INFORMATION
Each Fund designated 100.00% of its ordinary income distribution for the most recent fiscal year ended May 31, 2025, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the fiscal year ended May 31, 2025, 0.00% and 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed Dow Jones Islamic World ETF and Wahed FTSE USA Shariah ETF, respectively.
For the fiscal year ended May 31, 2025, Wahed FTSE USA Shariah ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Wahed Dow Jones Islamic World ETF	$2,236,672	$260,430

29

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/4/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/4/2025

* Print the name and title of each signing officer under his or her signature